Avondale Total Return Fund
SEMI-ANNUAL REPORT

September 30, 1995

November 3, 1995

Dear Fellow Shareholder:

This has been a very rewarding period for those of us who are share owners of Avondale Total Return Fund.

The six months which ended September 30, 1995, continued the strong growth trend which commenced in mid-1994. As the chart points out, we have experienced an extremely satisfactory 1995. The performance was attributable to the flexibility associated with the balanced fund approach.

Our technical and fundamental "dual screen" thesis enabled us to be in some of the better situations at the right time. The significantly reduced portfolio turnover rate indicates the strong performance was the result of positions established several quarters ago. This report also indicates a closing balance in equities of 77.9% of the total portfolio which continued the more aggressive profile established in early 1995. I anticipate that ratio will diminish during the next several months.

Once again, the value of diversification and strong buy/sell disciplines have rewarded us with very positive results. For the year ending September 30, 1995, your Fund (and mine) generated a return of 23.99%, as measured by Morningstar, versus the Value Line Balanced Fund Index of 17.8% for the same period.

In actual fact, measuring balanced funds against one another is an imperfect science due to the differences in the permissible category extremes provided for in the prospectus of each different fund. As a shareholder, as well as portfolio manager, my goal is a sensible approach to long-term performance. I am comfortable stating Avondale is accomplishing that goal.

                                   Sincerely,



                                 Herbert R. Smith, Chairman/CEO
                                 Herbert R. Smith, Incorporated

Avondale Total Return Chart
(Graphic Ommitted)

PORTFOLIO OF INVESTMENTS at September 30, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 77.9%                                                              Market Value
Banks: 3.8%
       8,200         Countrywide Credit Industries...........................................            $ 192,700
       4,705         First Commercial Corp...................................................              132,328
                                                                                                           -------
                                                                                                           325,028
                                                                                                           -------
                     Beverages - Soft Drink: 1.9%
       2,300         Coca-Cola Co............................................................              158,700
                                                                                                           -------

                     Building - Heavy Construction: 1.6%
       2,400         Fluor Corp..............................................................              134,400
                                                                                                           -------

                     Chemicals: 4.1%
       6,000         M. A. Hanna Co..........................................................              158,250
       4,400         Vigoro Corp.............................................................              185,900
                                                                                                           -------
                                                                                                           344,150
                                                                                                           -------
                     Computer Services: 7.7%
       4,200         Exar Corp. (a)..........................................................              150,150
       5,200         First Data Corp.........................................................              322,400
      12,500         General DataComm Industries, Inc. (a)...................................              184,375
                                                                                                           -------
                                                                                                           656,925
                                                                                                           -------
                     Computers: 4.0%
       2,200         Cisco Systems, Inc. (a).................................................              151,800
       2,000         IBM Corp................................................................              188,750
                                                                                                           -------
                                                                                                           340,550
                                                                                                           -------
                     Consumer Products: 5.2%
       3,600         General Electric Co.....................................................              229,500
       4,500         The Reader's Digest Association, Inc., Class A..........................              212,062
                                                                                                           -------
                                                                                                           441,562
                                                                                                           -------
                     Drugs: 14.5%
       2,400         Bristol-Myers Squibb Co.................................................              174,900
       8,500         Carrington Labs, Inc. (a)...............................................              295,375
       1,800         Eli Lilly & Co..........................................................              161,775
       2,900         Johnson & Johnson.......................................................              214,962
       3,200         Pfizer, Inc.............................................................              170,800
       4,200         Schering Plough Corp....................................................              216,300
                                                                                                           -------
                                                                                                         1,234,112
                                                                                                         ---------


PORTFOLIO OF INVESTMENTS at September 30, 1995 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
Durable Goods: 4.5%
       4,900         Silicon Graphics, Inc...................................................            $ 168,438
       3,900         Watkin-Johnson Co.......................................................              213,525
                                                                                                           -------
                                                                                                           381,963
                                                                                                           -------
                     Electronics Instrumentation: 13.0%
       3,900         AMP, Inc................................................................              150,150
       5,100         Analog Devices, Inc. (a)................................................              176,588
       7,600         Dallas Semiconductor Corp...............................................              155,800
       8,850         Kent Electronics Corp. (a)..............................................              388,294
      21,600         Kollmorgen Corp.........................................................              229,500
                                                                                                           -------
                                                                                                         1,100,332
                                                                                                         ---------
                     Hotel/Motel: 3.5%
       6,875         La Quinta Moter Inns, Inc...............................................              192,500
       2,900         Marriott International..................................................              108,388
                                                                                                           -------
                                                                                                           300,888
                                                                                                           -------
                     Industrial Machinery: 2.4%
       6,400         Toro Co.................................................................              201,600
                                                                                                           -------

                     Manufacturing - Diversified: 1.6%
       5,900         Pall Corp...............................................................              137,175
                                                                                                           -------

                     Oil-Energy: 1.8%
       1,500         Mobil Corp..............................................................              149,437
                                                                                                           -------

                     Restaurants: 1.2%
       2,700         McDonald's Corp.........................................................              103,275
                                                                                                           -------

                     Software/Services: 2.6%
      10,933         Jack Henry & Associates.................................................              221,393
                                                                                                           -------

                     Telecommunications Equipment: 1.3%
       4,100         Belden, Inc.............................................................              107,625
                                                                                                           -------

                     Toys/Games: 2.2%
       6,250         Mattel, Inc.............................................................              183,594
                                                                                                           -------

                     Transportation: 1.0%
       3,200         Southwest Airlines Co...................................................               80,800
                                                                                                            ------

                     Total Common Stock (cost $4,749,352)....................................            6,603,509
                                                                                                         ---------

PORTFOLIO OF INVESTMENTS at September 30, 1995 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Market Value
U.S. Treasury Notes: 0.6%
    $ 50,000         7.125%, 2/28/2000.......................................................             $ 52,076
                                                                                                          --------

                     Agencies: 11.9%
     500,000         FHLB, 8.00%, 5/16/2001..................................................              505,620
     100,000         FHLMC, 6.50%, 8/7/1998..................................................              100,117
     150,000         FNMA. 5.30%, 12/10/1998.................................................              145,838
     250,000         FNMA, 8.03%, 5/16/2001..................................................              252,475
                                                                                                           -------
                                                                                                         1,004,050
                                                                                                         ---------
                     Corporate: 3.6%
      50,000         Dean Witter Discover, 5.00%, 4/1/1996...................................               49,786
     100,000         Fed Farm, 7.24%, 3/3/1997...............................................              100,525
      75,000         Pfizer, Inc., 6.50%, 2/1/1997...........................................               75,375
      55,000         Waste Management Corp., 4.625%, 4/14/1996...............................               54,519
      25,000         Xerox Credit Corp., 6.25%, 1/15/1996....................................               25,016
                                                                                                            ------
                                                                                                           305,221
                                                                                                           -------

                     Total Bonds (cost $1,356,570)...........................................            1,361,347
                                                                                                         ---------

      Shares         SHORT-TERM INVESTMENTS: 5.7%
------------------------------------------------------------------------------------------------------------------------------------
                     Money Market Funds: 5.7%
     204,917         Dreyfus Treasury Prime Cash Management..................................              204,917
     282,822         Riverfront U.S. Government Securities Money.............................              282,822
                                                                                                           -------
                     Total Short-Term Investments (cost $487,739)............................              487,739
                                                                                                           -------

                     Total Investment in Securities (cost $6,593,661*): 99.7%................            8,452,595
                     Other Assets Less Liabilities: 0.3%.....................................               28,114
                                                                                                            ------
                     Net Assets: 100.0%......................................................           $8,480,709
                                                                                                        ==========

(a) Indicates security on which no cash dividends were paid.

*Cost for federal income tax purposes is the same.

Net unrealized appreciation consists of:
         Gross unrealized appreciation.......................................................           $1,973,603
         Gross unrealized depreciation.......................................................             (111,549)
                                                                                                          --------
                     Net unrealized appreciation.............................................           $1,862,054
                                                                                                        ==========

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $6,593,661) (Note 2-A) .............         $8,452,595

      Receivable:
            For dividends and interest ........................................................             39,598
      Prepaid expenses ........................................................................              7,308
                                                                                                             -----
                  Total assets ................................................................          8,499,501
                                                                                                         ---------
LIABILITIES
      Payable to investment manager ...........................................................              4,862
      Payable to administrator ................................................................              2,466
      Dividends payable........................................................................              1,112
      Accrued expenses ........................................................................             10,352
                                                                                                            ------
                  Total liabilities ...........................................................             18,792
                                                                                                            ------
NET ASSETS  ........................................................................                    $8,480,709
                                                                                                        ==========
      Net asset value and redemption price per share
            ($8,480,709/299,832 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $28.28
                                                                                                            ======
SOURCE OF NET ASSETS
      Paid-in capital .........................................................................         $6,284,110
      Undistributed net investment income......................................................                278
      Undistributed net realized gain on investments ..........................................            334,267
      Net unrealized appreciation of investments ..............................................          1,862,054
                                                                                                         ---------
            Net assets ........................................................................         $8,480,709
                                                                                                        ==========





See accompanying notes to financial statements.

STATEMENT OF OPERATIONS for the Six Months Ended September 30, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Interest  .........................................................................           $ 66,420
            Dividends   .......................................................................             36,092
                                                                                                            ------
                  Total investment income  ....................................................            102,512
                                                                                                           -------
      Expenses
            Investment management fees (Note 3)  ..............................................             27,074
            Administration fee (Note 3)  ......................................................             15,040
            Custodian and accounting fees  ....................................................              6,616
            Transfer agent fees  ..............................................................              3,259
            Auditing fees  ....................................................................              5,956
            Legal fees  .......................................................................                763
            Insurance  ........................................................................              2,688
            Shareholder reports ...............................................................                393
            Registration fees .................................................................                764
            Trustees' fees  ...................................................................              1,504
            Miscellaneous  ....................................................................              2,987
                                                                                                             -----
                  Total expenses  .............................................................             67,044
                                                                                                            ------
                        Net investment income .................................................             35,468
                                                                                                            ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions.............................................            484,411
      Net increase in unrealized appreciation of investments...................................            895,145
                                                                                                           -------
                  Net realized and unrealized gain on investments..............................          1,379,556
                                                                                                         ---------
                        Net Increase in Net Assets Resulting from Operations...................         $1,415,024
                                                                                                        ==========





See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six Months Ended     Year Ended
                                                                                   September 30,        March 31,
                                                                                       1995*              1995
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income     ................................................            $ 35,468            $ 66,695
Net realized gain (loss) from security transactions  .....................             484,411            (150,144)
Net increase in unrealized appreciation of investments ...................             895,145             608,781
                                                                                       -------             -------
      Net increase in net assets resulting from operations  ..............           1,415,024             525,332
                                                                                     ---------             -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($0.12 and $0.23 per share,
      respectively)  .....................................................             (35,505)            (66,394)
Distributions from realized gains ($0.84 per share).......................                 -0-            (253,847)
                                                                                            -             --------
      Total dividends and distributions ..................................             (35,505)           (320,241)
                                                                                       -------            --------
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in
      outstanding shares (a)..............................................             165,792            (719,021)
                                                                                       -------            --------
      Total  increase (decrease) in net assets............................           1,545,311            (513,930)
NET ASSETS
Beginning of period.......................................................           6,935,398           7,449,328
                                                                                     ---------           ---------
End of period (including undistributed net investment income of
       $278 and $315, respectively).......................................          $8,480,709          $6,935,398
                                                                                    ==========          ==========

(a) A summary of capital share transactions is as follows:

                                                              Six Months Ended                   Year Ended
                                                             September 30, 1995*              March 31, 1995
                                                           Shares          Value           Shares        Value
Shares sold ......................................         23,525         $613,332         21,036      $   486,350
Shares issued in reinvestment of dividends
      and distributions...........................          1,225           33,326         13,329          296,641
                                                            -----           ------         ------          -------
                                                           24,750          646,658         34,365          782,991
Shares redeemed...................................        (18,992)        (480,866)       (65,179)      (1,502,012)
                                                          -------         --------        -------       ----------
Net increase (decrease)...........................          5,758         $165,792        (30,814)     $  (719,021)
                                                            =====         ========        =======      ===========

*Unaudited.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
for a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months Ended
                                                     September 30,             Years Ended March 31,
                                                         1995*       1995       1994        1993        1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  ...............   $23.58      $22.93      $24.78     $24.19      $22.44
Income from investment operations:
      Net investment income..........................      .12         .23         .26        .46         .51
      Net realized and unrealized gain (loss)
             on investments .........................     4.70        1.49        (.44)      1.62        1.92
                                                          ----        ----        ----       ----        ----
Total from investment operations.....................     4.82        1.72        (.18)      2.08        2.43
                                                          ----        ----        ----       ----        ----
Less distributions:.................................
      Dividends from net investment income...........     (.12)       (.23)       (.35)      (.49)       (.68)
      Distributions from net capital gains...........      -0-        (.84)      (1.32)     (1.00)        -0-
                                                            -         ----       -----      -----          -
Total distributions..................................     (.12)      (1.07)      (1.67)     (1.49)       (.68)
                                                          ----       -----       -----      -----        ----
Net asset value, end of period.......................   $28.28      $23.58      $22.93     $24.78      $24.19
                                                        ======      ======      ======     ======      ======

Total return.........................................    44.95%**     7.82%     (0.82)%      9.19%      11.04%

Ratios/supplemental data:
Net assets, end of year (millions)...................     $8.5        $6.9       $7.4        $7.6        $7.8
Ratio of expenses to average net assets:
      Before expense reimbursement...................     1.73%**     1.77%       1.83%      1.78%       2.13%
      After expense reimbursement....................     1.73%**     1.77%       1.83%      1.78%       1.96%
Ratio of net investment income to average net assets:
      Before expense reimbursement...................     2.65%**     0.96%       1.09%      1.97%       2.00%
      After expense reimbursement....................     2.65%**     0.96%       1.09%      1.97%       2.17%

Portfolio turnover rate  ............................    22.31%      52.24%      73.65%    157.64%      59.58%

*Unaudited.

**Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS at September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      Avondale Total Return Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management company.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there has been no sale and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value. U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the period ended September 30, 1995, Herbert R. Smith, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Management Agreement. The Manager furnished all investment advice, office space and certain administrative services. As compensation for its services, the Manager was entitled to a monthly fee at the annual rate of 0.70% on the first $200 million of average daily net assets; 0.60% on the next $300 million of net assets; and 0.50% on net assets exceeding $500 million for the period from April 1, 1994 to October 6, 1994. Beginning October 7, 1994, the Manager reduced its fee to .50% of average daily net assets.

--------------------------------------------------------------------------------
as the Fund's administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee equal to the greater of 0.15 of 1% of the Fund's average daily net assets or $30,000.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. For the period ended September 30, 1995, the Distributor did not receive any fees from the Fund in connection with its distribution shares.

      Certain officers and Trustees of the Fund are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES


      For the period ended September 30, 1995, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities, were $1,353,250 and $1,211,860, respectively. For the period ended September 30, 1995, the cost of purchases and the proceeds from sales of U.S. Government securities, excluding short-term securities, were $246,766 and $649,453, respectively.

                               Investment Manager

                         Herbert R. Smith, Incorporated
                                  1105 Holliday
                           Wichita Falls, Texas 76301


                          Custodian and Transfer Agent

                               The Provident Bank
                             One East Fourth Street
                           Cincinnati, Ohio 45250-0967


                                    Auditors

                              Tait, Weller & Baker
                               2 Penn Center Plaza
                        Philadelphia, Pennsylvania 19102


                                  Legal Counsel

                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104







                This report is intended only for the information
                 of shareholders or those who have received the
                prospectus covering shares of beneficial interest
                  of Avondale Total Return Fund, which contains
              information about the management fee and other costs.